Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005581 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000005581 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000005581 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000005581 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000005581 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000005581 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000005581 [Member] | U S Treasury Notes 2 50 03 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000005581 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000005581 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000005581 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000005581 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%
C000005581 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000005581 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000005581 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000005581 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000005581 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000005581 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000005578 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000005578 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000005578 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000005578 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000005578 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000005578 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000005578 [Member] | U S Treasury Notes 2 50 03 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000005578 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000005578 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000005578 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000005578 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%
C000005578 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000005578 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000005578 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000005578 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000005578 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000005578 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000005580 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000005580 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000005580 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000005580 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000005580 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000005580 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000005580 [Member] | U S Treasury Notes 2 50 03 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000005580 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000005580 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000005580 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000005580 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%
C000005580 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000005580 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000005580 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000005580 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000005580 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000005580 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000199764 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000199764 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000199764 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000199764 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000199764 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000199764 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000199764 [Member] | U S Treasury Notes 2 50 03 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000199764 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000199764 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000199764 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000199764 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%
C000199764 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000199764 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000199764 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000199764 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000199764 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000199764 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000005582 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000005582 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000005582 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000005582 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000005582 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000005582 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000005582 [Member] | U S Treasury Notes 2 50 03 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000005582 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000005582 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000005582 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000005582 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%
C000005582 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000005582 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000005582 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000005582 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000005582 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000005582 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.